Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 19.     Concentration of Credit Risk

Concentrations of credit risk arise when one or more residents, operators, or obligors related to the Company’s investments are engaged in similar business activities or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of credit risks.

The following table provides information regarding the Company’s concentrations with respect to certain states, operators, and properties; the information provided is presented as percentages of the Company’s total gross real estate assets and revenues:

	Percentage of Gross Real Estate Assets		Percentage of Total Revenues
	June 30,	December 31,	Three Months Ended June 30,		Six Months Ended June 30,
Concentration	2026	2025	2026	2025	2026	2025
State:
Florida	51	68	50	64	51	64
Texas	11	2	13	4	13	4
Pennsylvania	11	15	12	16	12	16
Operator:
LCS	66	86	65	84	66	84
Sunrise Senior Living	10	14	12	16	13	16
Ciel Senior Living	11	—	10	—	10	—
Property:
Freedom Plaza Sun City Center	8	11	7	9	7	9
Cypress Village	7	10	7	9	7	9

There is no resident concentration in resident fees and services because the related agreements are with individual residents.

The following table provides information regarding the Company’s concentrations for Medicare and Medicaid as percentages of total revenues:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Medicare	12%	16%	13%	16%
Medicaid	1%	2%	1%	2%

NOTE 16.    Concentration of Credit Risk

Concentrations of credit risk arise when one or more residents, operators, or obligors related to the Company’s investments are engaged in similar business activities or activities in the same geographic region, or have similar economic features that would cause their ability to meet contractual obligations, including those to the Company, to be similarly affected by changes in economic conditions. The Company regularly monitors its portfolio to assess potential concentrations of credit risks.

The following table provides information regarding the Company’s concentrations with respect to certain states and operators; the information provided is presented as percentages of the Company’s total gross real estate assets and revenues:

	Percentage of Gross		Percentage of
	Real Estate Assets		Total Revenues
			Year Ended
	December 31,		December 31,
Concentration	2025	2024	2025	2024
State:
Florida	68	68	64	65
Pennsylvania	15	16	16	16
Operator:
LCS	86	86	84	84
Sunrise	14	14	16	16

There is no resident concentration in resident fees and services because the related agreements are with individual residents.

For the years ended December 31, 2025 and 2024, the Company’s largest property, Freedom Plaza Sun City in Tampa, Florida, represented 9.4% and 9.7% of total revenues, respectively. As of December 31, 2025 and 2024, Freedom Plaza Sun City represented 11.0% and 11.2% of gross real estate assets, respectively.

For each of the years ended December 31, 2025 and 2024, Medicare and Medicaid represented 16% and 2%, respectively, of total revenues.